FINANCE INCOME (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance Income [Abstract]
Interest earned on cash and cash equivalents	R 148.5	R 190.2	R 111.8
Growth in cash and cash equivalents in environmental rehabilitation trust funds	0.0	0.0	14.8
Growth in reimbursive right for environmental rehabilitation guarantees	0.0	0.0	1.8
Growth in investment in Guardrisk	84.5	50.5	13.1
Dividends received	29.3	78.3	71.5
Unwinding of payments made under protest	7.2	5.7	5.8
Realised/unrealised foreign exchange gain	10.4	9.0	7.0
Other finance income	0.9	0.6	0.0
Finance income	R 280.8	R 334.3	R 225.8